STOCKHOLDERS' DEFICIT (Details Textual) - USD ($)																																																																	1 Months Ended																																																											3 Months Ended	12 Months Ended
	Mar. 15, 2016	Mar. 13, 2016	Mar. 08, 2016	Mar. 04, 2016	Mar. 02, 2016	Feb. 12, 2016	Feb. 10, 2016	Feb. 09, 2016	Feb. 08, 2016	Feb. 04, 2016	Feb. 03, 2016	Feb. 01, 2016	Jan. 14, 2016	Jan. 13, 2016	Jan. 12, 2016	Jan. 11, 2016	Jan. 08, 2016	Jan. 06, 2016	Jan. 04, 2016	Dec. 28, 2015	Dec. 23, 2015	Dec. 21, 2015	Dec. 17, 2015	Dec. 16, 2015	Dec. 15, 2015	Dec. 11, 2015	Dec. 08, 2015	Dec. 04, 2015	Nov. 30, 2015	Nov. 24, 2015	Nov. 23, 2015	Nov. 12, 2015	Nov. 11, 2015	Nov. 02, 2015	Oct. 16, 2015	Oct. 15, 2015	Oct. 13, 2015	Oct. 08, 2015	Oct. 07, 2015	Oct. 03, 2015	Sep. 16, 2015	Sep. 08, 2015	Sep. 04, 2015	Aug. 14, 2015	Jul. 02, 2015	Jun. 16, 2015	Jun. 05, 2015	Jun. 04, 2015	Jun. 03, 2015	May 07, 2015	Apr. 14, 2015	Mar. 12, 2015	Mar. 11, 2015	Mar. 06, 2015	Feb. 09, 2015	Feb. 04, 2015	Dec. 11, 2014	Dec. 10, 2014	Dec. 09, 2014	Dec. 04, 2014	Nov. 05, 2014	Sep. 11, 2014	Aug. 07, 2014	May 09, 2014	Jun. 16, 2016	May 31, 2016	May 02, 2016	Apr. 27, 2016	Apr. 26, 2016	Apr. 22, 2016	Apr. 21, 2016	Apr. 20, 2016	Apr. 19, 2016	Apr. 18, 2016	Apr. 12, 2016	Apr. 07, 2016	Apr. 05, 2016	Apr. 04, 2016	Apr. 03, 2016	Mar. 29, 2016	Mar. 18, 2016	Feb. 26, 2016	Feb. 25, 2016	Feb. 23, 2016	Feb. 22, 2016	Feb. 18, 2016	Feb. 17, 2016	Feb. 16, 2016	Jan. 31, 2016	Jan. 29, 2016	Jan. 27, 2016	Jan. 25, 2016	Jan. 21, 2016	Jan. 20, 2016	Jan. 19, 2016	Dec. 31, 2015	Dec. 30, 2015	Dec. 29, 2015	Nov. 17, 2015	Oct. 28, 2015	Sep. 22, 2015	Sep. 18, 2015	Sep. 01, 2015	Aug. 26, 2015	Jul. 24, 2015	May 21, 2015	Apr. 28, 2015	Apr. 21, 2015	Apr. 15, 2015	Mar. 20, 2015	Mar. 19, 2015	Mar. 18, 2015	Mar. 17, 2015	Mar. 16, 2015	Feb. 17, 2015	Dec. 26, 2014	Dec. 24, 2014	Dec. 16, 2014	Nov. 04, 2014	Oct. 17, 2014	Jul. 18, 2014	Jul. 02, 2014	Sep. 30, 2013	Dec. 31, 2014	Jun. 30, 2016	Jun. 30, 2015	Sep. 30, 2016	Aug. 23, 2016	Aug. 08, 2016	Jul. 08, 2016	Jul. 10, 2015	Feb. 28, 2015	Nov. 12, 2014	Oct. 31, 2014
Debt Conversion, Converted Instrument, Amount																																																																																																																										$ 139,680			$ 0	$ 152,285
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares																																																																																																																													23,833,333
Warrants Expire Period																																																																																																				4 years																							5 years
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants																																																																																					$ 4,000,000																																						$ 3,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																																																																																					$ 0.045															$ 0.60																							$ 0.0698
Debt Conversion, Converted Instrument, Shares Issued																																																										6,698,331	4,870,391																																																															2,183,333
Stock Issued During Period, Shares, Issued for Services																																																																																						750,000
Stock Issued During Period, Value, Issued for Services																																																																																																																													$ 1,233,759	$ 741,276
Common Stock, Shares Authorized																																																																																																																													2,000,000,000	2,000,000,000					10,000,000,000		100,000,000
Common stock, par value																																																																																																																													$ 0.001	$ 0.001
Debt Conversion, Original Debt, Amount																																																										$ 7,368	$ 5,357																																																														$ 50,000
Class of Warrant or Right, Outstanding																																																																																																																													37,569,634
Share Price																																																																																																																													$ 0.0187	$ 0.0899
Warrants To Purchase Of Common Stock																																																																																																				$ 26,190,476
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																																																																																																																													143,000,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price																																																																																																																													$ 0.03
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value																																																																																																																													$ 3,924,880
Stock or Unit Option Plan Expense																																																																																																																													$ 1,722,288	$ 0
Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																																																																																																																															23,833,333
Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number																																																																																																																															23,833,334
Settlement Lock Up Agreement [Member]
Stock Issued During Period, Shares, New Issues																																																																																																																														10,000,000
Shares Issued, Price Per Share																																																																																																																														$ 0.0025
Stock Issued During Period, Value, New Issues																																																																																																																														$ 25,000
Common Stock [Member]
Stock Issued During Period, Shares, Issued for Services																																																												3,000,000
Common Stock, Shares Authorized																																																																																																																																			2,000,000,000		10,000,000,000
Common stock, par value																																																																																																																													$ 0.001	$ 0.001					$ 0.001		$ 0.001
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																																																																																																																													30,190,476	4,379,158
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price																																																																																																																													$ 0.53	$ 0.04
Preferred Stock [Member]
Preferred stock, authorized shares																																																																																																																													10,000,000
Preferred stock, par value																																																																																																																													$ 0.01
Director [Member]
Debt Conversion, Converted Instrument, Amount																																																								$ 17,000
Debt Conversion, Converted Instrument, Shares Issued										17,654,470																																														17,654,470
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																																																																																																																													71,500,000
Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																																																																																																																													71,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value																																																																																																																													$ 1,962,440
Subsequent Event [Member]
Debt Instrument, Convertible, Conversion Price																																																																																																																																		$ 0.03
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																																																																																																																																	2,120,000
Investor [Member]
Stock Issued During Period, Shares, Issued for Services																																																									1,000,000				3,000,000																																																									9,400,000
Shares Issued, Price Per Share																																																									$ 0.0025				$ 0.001																																																									$ 0.0025
Stock Issued During Period, Value, Issued for Services																																																									$ 2,500				$ 3,000																																																									$ 23,500
First Tranche [Member]
Stock Issued During Period, Shares, New Issues																																																														7,426,000
Second Tranche [Member]
Stock Issued During Period, Shares, New Issues																																																																																																																							8,161,000
Debt Settlement Agreements [Member] | Director [Member]
Debt Conversion, Converted Instrument, Amount																																																								$ 44,136
Debt Conversion, Converted Instrument, Shares Issued																																																								17,654,470
Shares Issued, Price Per Share																																																								$ 0.0025
Consultant [Member]
Stock Issued During Period, Shares, New Issues																																	2,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																																																																																																																												3,000,000								3,000,000		4,000,000
Consultant [Member] | Common Stock [Member]
Shares Issued, Price Per Share																																																		$ 0.043																																																								$ 0.0445
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																																																																																																																																9,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																																																		3,379,158																																																								1,000,000
Share Price																																																																																					$ 0.0119
Consultant [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price																																																		$ 0.03																																																								$ 0.07
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate																																																		397.00%																																			314.00%																					397.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term																																																		60 months																																			60 months																					60 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																																																		1.54%																																			1.54%																					1.54%
Warrants and Rights Outstanding																																																		$ 145,303																																			$ 47,560																					$ 44,500
Prepaid Expense																																																		$ 101,080																																																								$ 37,235
Share-based Compensation, Total																																																																																																																													$ 101,080	$ 44,223
Consultant One [Member] | Common Stock [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																																																																																																										1,000,000
Consultant Four [Member] | Common Stock [Member]
Consulting Expenses																																	$ 31,400
Issue One [Member]
Debt Instrument, Convertible, Conversion Price																																																																																																																						$ 0.0012
Debt Conversion, Converted Instrument, Shares Issued																																																																																																																						5,194,805
Debt Conversion, Original Debt, Amount																																																																																																																						$ 6,000
Issue One [Member] | Consultant [Member]
Stock Issued During Period, Shares, Issued for Services																																																															500,000																																												500,000
Consulting Expenses																																																																																																																														100,000
Issue One [Member] | Consultant [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Issued for Services																																																																1,000,000
Shares Issued, Price Per Share																																																																$ 0.10
Stock Issued During Period, Value, Issued for Services																																																																$ 100,000
Issue Two [Member]
Debt Instrument, Convertible, Conversion Price																																																																																																																					$ 0.0007
Debt Conversion, Converted Instrument, Shares Issued																																																																																																																					5,700,000
Debt Conversion, Original Debt, Amount																																																																																																																					$ 3,762
Issue Two [Member] | Consultant [Member]
Stock Issued During Period, Shares, Issued for Services																																																												4,000,000																																																	6,000,000											10,000,000
Shares Issued, Price Per Share																																																																																																																								$ 0.008
Stock Issued During Period, Value, Issued for Services																																																																																																																								$ 80,000
Consulting Expenses																																																																																																																														80,000
Issue Three [Member]
Debt Instrument, Convertible, Conversion Price																																																																																																																				$ 0.0007
Debt Conversion, Converted Instrument, Shares Issued																																																																																																																				5,655,958
Debt Conversion, Original Debt, Amount																																																																																																																				$ 4,044
Issue Three [Member] | Consultant [Member]
Stock Issued During Period, Shares, Issued for Services																																															6,758,316
Consulting Expenses																																																																																																																													202,162	88,446
Issue Three [Member] | Consultant [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Issued for Services																																																		6,758,316
Shares Issued, Price Per Share																																																		$ 0.043
Stock Issued During Period, Value, Issued for Services																																																		$ 290,608
Issue Four [Member]
Debt Instrument, Convertible, Conversion Price																																																								$ 0.0006
Debt Conversion, Converted Instrument, Shares Issued																																																								6,265,964
Debt Conversion, Original Debt, Amount																																																								$ 3,446
Issue Four [Member] | Consultant [Member]
Stock Issued During Period, Shares, Issued for Services																																																	1,000,000
Consulting Expenses																																																																																																																													37,235	7,265
Issue Four [Member] | Consultant [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Issued for Services																																																																																																										1,000,000
Shares Issued, Price Per Share																																																																																																										$ 0.0445
Stock Issued During Period, Value, Issued for Services																																																																																																										$ 44,500
Issue Five [Member]
Debt Instrument, Convertible, Conversion Price																																																							$ 0.0035
Debt Conversion, Converted Instrument, Shares Issued																																																							6,089,544
Debt Conversion, Original Debt, Amount																																																							$ 21,100
Issue Five [Member] | Consultant [Member]
Stock Issued During Period, Shares, Issued for Services																																													500,000
Stock Issued During Period, Value, Issued for Services																																																$ 35,300
Consulting Expenses																																																																																																																													30,285	$ 0.01
Issue Five [Member] | Consultant [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Issued for Services																																																500,000
Issue Six [Member]
Debt Instrument, Convertible, Conversion Price																																																																																																																			$ 0.0006
Debt Conversion, Converted Instrument, Shares Issued																																																																																																																			5,937,563
Debt Conversion, Original Debt, Amount																																																																																																																			$ 3,266
Issue Six [Member] | Consultant [Member]
Stock Issued During Period, Shares, Issued for Services																																						8,000,000
Consulting Expenses																																																																																																																													348,000
Issue Six [Member] | Consultant [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Issued for Services																																																																																																									8,000,000
Shares Issued, Price Per Share																																																																																																									$ 0.0435
Stock Issued During Period, Value, Issued for Services																																																																																																									$ 348,000
Issue Seven [Member]
Debt Instrument, Convertible, Conversion Price																																																																																																																			$ 0.0035
Debt Conversion, Converted Instrument, Shares Issued																																																																																																																			4,422,257
Debt Conversion, Original Debt, Amount																																																																																																																			$ 15,323
Issue Seven [Member] | Consultant [Member]
Stock Issued During Period, Shares, Issued for Services																																																																																																								560,000
Shares Issued, Price Per Share																																																																																																								$ 0.04
Consulting Expenses																																																																																																																													22,400
Issue Eight [Member]
Debt Instrument, Convertible, Conversion Price																																																						$ 0.0006
Debt Conversion, Converted Instrument, Shares Issued																																																						6,200,000
Debt Conversion, Original Debt, Amount																																																						$ 3,410
Issue Eight [Member] | Consultant [Member] | Scientific Advisory Board [Member]
Stock Issued During Period, Shares, Issued for Services																																										600,000
Shares Issued, Price Per Share																																										$ 0.0369
Consulting Expenses																																																																																																																													22,140
Issue Nine [Member]
Debt Instrument, Convertible, Conversion Price																																																						$ 0.0015
Debt Conversion, Converted Instrument, Shares Issued																																																						4,338,384
Debt Conversion, Original Debt, Amount																																																						$ 6,443
Issue Nine [Member] | Consultant [Member]
Consulting Expenses																																								$ 46,500																																																																																					34,907
Issue Nine [Member] | Consultant [Member] | Common Stock [Member]
Stock Issued During Period, Shares, Issued for Services																																								1,500,000
Shares Issued, Price Per Share																																								$ 0.031
Issue Nine [Member] | Consultant One [Member]
Stock Issued During Period, Shares, Issued for Services																																								1,100,000
Issue Nine [Member] | Consultant Two [Member]
Stock Issued During Period, Shares, Issued for Services																																								400,000
Issue Ten [Member]
Debt Instrument, Convertible, Conversion Price																																																						$ 0.0015
Debt Conversion, Converted Instrument, Shares Issued																																																						680,485
Debt Conversion, Original Debt, Amount																																																						$ 1,011
Issue Ten [Member] | Consultant [Member]
Stock Issued During Period, Shares, Issued for Services																																			4,000,000
Shares Issued, Price Per Share																																			$ 0.0415
Stock Issued During Period, Value, Issued for Services																																			$ 166,000
Consulting Expenses																																			$ 166,000
Issue Eleven [Member]
Debt Instrument, Convertible, Conversion Price																																																					$ 0.0015
Debt Conversion, Converted Instrument, Shares Issued																																																					9,882,013
Debt Conversion, Original Debt, Amount																																																					$ 14,675
Issue Eleven [Member] | Consultant [Member]
Stock Issued During Period, Shares, Issued for Services																																		2,120,000
Shares Issued, Price Per Share																																		$ 0.015
Consulting Expenses																																																																																																																													28,350
Issue Twelve [Member]
Debt Instrument, Convertible, Conversion Price																																																					$ 0.0015
Debt Conversion, Converted Instrument, Shares Issued																																																					6,815,185
Debt Conversion, Original Debt, Amount																																																					$ 10,121
Issue Twelve [Member] | Consultant [Member]
Stock Issued During Period, Shares, Issued for Services																																	22,140																																																						2,000,000
Shares Issued, Price Per Share																																	$ 0.0157
Consulting Expenses																																																																																																																													31,400
Issue Thirteen [Member]
Debt Instrument, Convertible, Conversion Price																																																				$ 0.0015
Debt Conversion, Converted Instrument, Shares Issued																																																				674,141
Debt Conversion, Original Debt, Amount																																																				$ 1,001
Issue Thirteen [Member] | Consultant [Member]
Stock Issued During Period, Shares, Issued for Services																																																																	500,000
Shares Issued, Price Per Share																																																																	$ 0.0201
Stock Issued During Period, Value, Issued for Services																																$ 10,000
Consulting Expenses																																																																																																																													10,050
Issue Fourteen [Member]
Debt Instrument, Convertible, Conversion Price																																																				$ 0.0015
Debt Conversion, Converted Instrument, Shares Issued																																																				9,884,155
Debt Conversion, Original Debt, Amount																																																				$ 14,678
Issue Fourteen [Member] | Consultant [Member]
Stock Issued During Period, Shares, Issued for Services																			0.001																																																																														1,000,000
Shares Issued, Price Per Share																																																																																																	$ 0.0260
Stock Issued During Period, Value, Issued for Services																																																																																																	$ 26,000
Consulting Expenses																																																																																																																													17,271
Issue Fifteen [Member]
Debt Instrument, Convertible, Conversion Price																																																				$ 0.0016
Debt Conversion, Converted Instrument, Shares Issued																																																				6,347,918
Debt Conversion, Original Debt, Amount																																																				$ 10,125
Issue Fifteen [Member] | Consultant [Member]
Stock Issued During Period, Shares, Issued for Services																																																																																						375,000											2,250,000
Consulting Expenses																																																																																																																													20,925
Issue Sixteen [Member]
Debt Instrument, Convertible, Conversion Price																																																																																																																		$ 0.0017
Debt Conversion, Converted Instrument, Shares Issued																																																																																																																		9,110,833
Debt Conversion, Original Debt, Amount																																																																																																																		$ 15,534
Issue Sixteen [Member] | Consultant [Member]
Stock Issued During Period, Shares, New Issues																			1,600,000																																																																													1,600,000
Shares Issued, Price Per Share																																																																																																$ 0.0279
Consulting Expenses																																																																																																$ 44,640
Issue Seventeen [Member]
Debt Instrument, Convertible, Conversion Price																																																																																																																	$ 0.0017
Debt Conversion, Converted Instrument, Shares Issued																																																																																																																	622,504
Debt Conversion, Original Debt, Amount																																																																																																																	$ 1,061
Issue Seventeen [Member] | Consultant [Member]
Stock Issued During Period, Shares, Issued for Services																																																																																									9,000,000
Shares Issued, Price Per Share																																																																																																																																$ 0.0104
Consulting Expenses																																																																																																																													$ 93,600
Issue Eighteen [Member]
Debt Instrument, Convertible, Conversion Price																																																																																																																	$ 0.0019
Debt Conversion, Converted Instrument, Shares Issued																																																																																																																	10,414,660
Debt Conversion, Original Debt, Amount																																																																																																																	$ 20,048
Issue Eighteen [Member] | Consultant [Member]
Stock Issued During Period, Shares, New Issues																																																																																																																													2,500,000
Stock Issued During Period, Shares, Issued for Services																																																																						6,250,000																																																							1,250,000
Shares Issued, Price Per Share																																																																	$ 0.03336					$ 0.03336
Stock Issued During Period, Value, Issued for Services																																																																																																																													$ 125,100
Stock Issued During Period, Value, New Issues																																																																	$ 3,750,000
Consulting Expenses																																																																						$ 208,500
Issue Nineteen [Member]
Debt Instrument, Convertible, Conversion Price																																																																																																																$ 0.0020
Debt Conversion, Converted Instrument, Shares Issued																																																																																																																10,127,576
Debt Conversion, Original Debt, Amount																																																																																																																$ 20,053
Issue Nineteen [Member] | Consultant [Member]
Stock Issued During Period, Shares, Issued for Services																																																																	2,000,000
Shares Issued, Price Per Share																																																																	$ 0.0201
Issue Twenty [Member]
Debt Instrument, Convertible, Conversion Price																																																																																																															$ 0.0020
Debt Conversion, Converted Instrument, Shares Issued																																																																																																															4,171,808
Debt Conversion, Original Debt, Amount																																																																																																															$ 8,260
Issue Twenty One [Member]
Debt Instrument, Convertible, Conversion Price																																																																																																														$ 0.0020
Debt Conversion, Converted Instrument, Shares Issued																																																																																																														12,001,242
Debt Conversion, Original Debt, Amount																																																																																																														$ 23,762
Issue Twenty Two [Member]
Debt Instrument, Convertible, Conversion Price																																																			$ 0.0020
Debt Conversion, Converted Instrument, Shares Issued																																																			2,135,450
Debt Conversion, Original Debt, Amount																																																			$ 4,271
Issue Twenty Three [Member]
Debt Instrument, Convertible, Conversion Price																																																																																																													$ 0.0020
Debt Conversion, Converted Instrument, Shares Issued																																																																																																													5,072,740
Debt Conversion, Original Debt, Amount																																																																																																													$ 10,145
Issue Twenty Four [Member]
Debt Instrument, Convertible, Conversion Price																																																																																																												$ 0.0020
Debt Conversion, Converted Instrument, Shares Issued																																																																																																												14,100,870
Debt Conversion, Original Debt, Amount																																																																																																												$ 28,202
Issue Twenty Five [Member]
Debt Instrument, Convertible, Conversion Price																																												$ 0.02365
Debt Conversion, Converted Instrument, Shares Issued																																												866,796
Debt Conversion, Original Debt, Amount																																												$ 20,500
Issue Twenty Six [Member]
Debt Instrument, Convertible, Conversion Price																																												$ 0.02365
Debt Conversion, Converted Instrument, Shares Issued																																												879,585
Debt Conversion, Original Debt, Amount																																												$ 20,802
Issue Twenty Seven [Member]
Debt Instrument, Convertible, Conversion Price																																																																																																								$ 0.018425
Debt Conversion, Converted Instrument, Shares Issued																																																																																																								1,414,843
Debt Conversion, Original Debt, Amount																																																																																																								$ 26,068
Issue Twenty Eight [Member]
Debt Instrument, Convertible, Conversion Price																																																																																																							$ 0.018425
Debt Conversion, Converted Instrument, Shares Issued																																																																																																							1,396,108
Debt Conversion, Original Debt, Amount																																																																																																							$ 25,723
Issue Twenty Nine [Member]
Debt Instrument, Convertible, Conversion Price																																											$ 0.018425
Debt Conversion, Converted Instrument, Shares Issued																																											849,263
Debt Conversion, Original Debt, Amount																																											$ 15,648
Issue Thirty [Member]
Debt Instrument, Convertible, Conversion Price																																									$ 0.018975
Debt Conversion, Converted Instrument, Shares Issued																																									826,726
Debt Conversion, Original Debt, Amount																																									$ 15,687
Issue Thirty One [Member]
Debt Instrument, Convertible, Conversion Price																																																																																																						$ 0.017875
Debt Conversion, Converted Instrument, Shares Issued																																																																																																						877,969
Debt Conversion, Original Debt, Amount																																																																																																						$ 15,694
Issue Thirty Two [Member]
Debt Instrument, Convertible, Conversion Price																																																																																																					$ 0.01716
Debt Conversion, Converted Instrument, Shares Issued																																																																																																					911,294
Debt Conversion, Original Debt, Amount																																																																																																					$ 15,638
Issue Thirty Three [Member]
Debt Instrument, Convertible, Conversion Price																																								$ 0.012375
Debt Conversion, Converted Instrument, Shares Issued																																								2,152,289
Debt Conversion, Original Debt, Amount																																								$ 26,635
Issue Thirty Four [Member]
Debt Instrument, Convertible, Conversion Price																																							$ 0.012375
Debt Conversion, Converted Instrument, Shares Issued																																							2,535,293
Debt Conversion, Original Debt, Amount																																							$ 31,374
Issue Thirty Five [Member]
Debt Instrument, Convertible, Conversion Price																																					$ 0.012375
Debt Conversion, Converted Instrument, Shares Issued																																					8,808,435
Debt Conversion, Original Debt, Amount																																					$ 109,004
Issue Thirty Six [Member]
Debt Instrument, Convertible, Conversion Price																																					$ 0.012375
Debt Conversion, Converted Instrument, Shares Issued																																					8,461,602
Debt Conversion, Original Debt, Amount																																					$ 104,712
Issue Thirty Seven [Member]
Debt Instrument, Convertible, Conversion Price																																				$ 0.01
Debt Conversion, Converted Instrument, Shares Issued																																				5,000,000
Debt Conversion, Original Debt, Amount																																				$ 50,000
Issue Thirty Eight [Member]
Debt Instrument, Convertible, Conversion Price																																																																																																			$ 0.01986
Debt Conversion, Converted Instrument, Shares Issued																																																																																																			105,709
Debt Conversion, Original Debt, Amount																																																																																																			$ 2,099
Issue Thirty Nine [Member]
Debt Instrument, Convertible, Conversion Price																																																																																																			$ 0.01
Debt Conversion, Converted Instrument, Shares Issued																																																																																																			3,500,000
Debt Conversion, Original Debt, Amount																																																																																																			$ 35,000
Issue Forty [Member]
Debt Instrument, Convertible, Conversion Price																															$ 0.0154
Debt Conversion, Converted Instrument, Shares Issued																															1,019,925
Debt Conversion, Original Debt, Amount																															$ 15,707
Issue Forty One [Member]
Debt Instrument, Convertible, Conversion Price																														$ 0.0154
Debt Conversion, Converted Instrument, Shares Issued																														1,360,185
Debt Conversion, Original Debt, Amount																														$ 20,947
Issue Forty Two [Member]
Debt Instrument, Convertible, Conversion Price																													$ 0.0154
Debt Conversion, Converted Instrument, Shares Issued																													3,200,448
Debt Conversion, Original Debt, Amount																													$ 49,287
Issue Forty Three [Member]
Debt Instrument, Convertible, Conversion Price																												$ 0.0154
Debt Conversion, Converted Instrument, Shares Issued																												2,058,637
Debt Conversion, Original Debt, Amount																												$ 31,703
Issue Forty Four [Member]
Debt Instrument, Convertible, Conversion Price																											$ 0.01595
Debt Conversion, Converted Instrument, Shares Issued																											3,963,207
Debt Conversion, Original Debt, Amount																											$ 63,213
Issue Forty Five [Member]
Debt Instrument, Convertible, Conversion Price																										$ 0.02608
Debt Conversion, Converted Instrument, Shares Issued																										1,917,178
Debt Conversion, Original Debt, Amount																										$ 50,000
Issue Forty Six [Member]
Debt Instrument, Convertible, Conversion Price																									$ 0.02712
Debt Conversion, Converted Instrument, Shares Issued																									1,843,658
Debt Conversion, Original Debt, Amount																									$ 50,000
Issue Forty Seven [Member]
Debt Instrument, Convertible, Conversion Price																								$ 0.01650
Debt Conversion, Converted Instrument, Shares Issued																								1,926,177
Debt Conversion, Original Debt, Amount																								$ 31,782
Issue Forty Eight [Member]
Debt Instrument, Convertible, Conversion Price																							$ 0.02500
Debt Conversion, Converted Instrument, Shares Issued																							1,600,000
Debt Conversion, Original Debt, Amount																							$ 40,000
Issue Forty Nine [Member]
Debt Instrument, Convertible, Conversion Price																						$ 0.02360
Debt Conversion, Converted Instrument, Shares Issued																						1,694,916
Debt Conversion, Original Debt, Amount																						$ 40,000
Issue Fifty [Member]
Debt Instrument, Convertible, Conversion Price																						$ 0.01584
Debt Conversion, Converted Instrument, Shares Issued																						3,265,069
Debt Conversion, Original Debt, Amount																						$ 51,719
Issue Fifty One [Member]
Debt Instrument, Convertible, Conversion Price																					$ 0.02320
Debt Conversion, Converted Instrument, Shares Issued																					1,724,138
Debt Conversion, Original Debt, Amount																					$ 40,000
Issue Fifty Two [Member]
Debt Instrument, Convertible, Conversion Price																					$ 0.01584
Debt Conversion, Converted Instrument, Shares Issued																					1,983,188
Debt Conversion, Original Debt, Amount																					$ 31,414
Issue Fifty Three [Member]
Debt Instrument, Convertible, Conversion Price																				$ 0.02320
Debt Conversion, Converted Instrument, Shares Issued																				1,724,138
Debt Conversion, Original Debt, Amount																				$ 40,000
Issue Fifty Four [Member]
Debt Instrument, Convertible, Conversion Price																																																																																																		$ 0.01573
Debt Conversion, Converted Instrument, Shares Issued																																																																																																		999,783
Debt Conversion, Original Debt, Amount																																																																																																		$ 15,727
Issue Fifty Five [Member]
Debt Instrument, Convertible, Conversion Price																																																																																																	$ 0.02284
Debt Conversion, Converted Instrument, Shares Issued																																																																																																	1,751,314
Debt Conversion, Original Debt, Amount																																																																																																	$ 40,000
Issue Fifty Six [Member]
Debt Instrument, Convertible, Conversion Price																			$ 0.0143
Debt Conversion, Converted Instrument, Shares Issued																			1,468,187
Debt Conversion, Original Debt, Amount																			$ 20,995
Issue Fifty Seven [Member]
Debt Instrument, Convertible, Conversion Price																			$ 0.02156
Debt Conversion, Converted Instrument, Shares Issued																			2,522,032
Debt Conversion, Original Debt, Amount																			$ 54,375
Issue Fifty Eight [Member]
Debt Instrument, Convertible, Conversion Price																		$ 0.02068
Debt Conversion, Converted Instrument, Shares Issued																		1,934,236
Debt Conversion, Original Debt, Amount																		$ 40,000
Issue Fifty Nine [Member]
Debt Instrument, Convertible, Conversion Price																		$ 0.014135
Debt Conversion, Converted Instrument, Shares Issued																		1,485,946
Debt Conversion, Original Debt, Amount																		$ 21,004
Issue Sixty [Member]
Debt Instrument, Convertible, Conversion Price																	$ 0.02008
Debt Conversion, Converted Instrument, Shares Issued																	1,992,032
Debt Conversion, Original Debt, Amount																	$ 40,000
Issue Sixty One [Member]
Debt Instrument, Convertible, Conversion Price																	$ 0.0113805
Debt Conversion, Converted Instrument, Shares Issued																	761,050
Debt Conversion, Original Debt, Amount																	$ 10,506
Issue Sixty Two [Member]
Debt Instrument, Convertible, Conversion Price																$ 0.01375
Debt Conversion, Converted Instrument, Shares Issued																764,573
Debt Conversion, Original Debt, Amount																$ 10,513
Issue Sixty Three [Member]
Debt Instrument, Convertible, Conversion Price															$ 0.012705
Debt Conversion, Converted Instrument, Shares Issued															827,632
Debt Conversion, Original Debt, Amount															$ 10,515
Issue Sixty Four [Member]
Debt Instrument, Convertible, Conversion Price														$ 0.01864
Debt Conversion, Converted Instrument, Shares Issued														946,889
Debt Conversion, Original Debt, Amount														$ 17,650
Issue Sixty Five [Member]
Debt Instrument, Convertible, Conversion Price														$ 0.011825
Debt Conversion, Converted Instrument, Shares Issued														889,409
Debt Conversion, Original Debt, Amount														$ 10,517
Issue Sixty Six [Member]
Debt Instrument, Convertible, Conversion Price														$ 0.01056
Debt Conversion, Converted Instrument, Shares Issued														1,971,565
Debt Conversion, Original Debt, Amount														$ 20,820
Issue Sixty Seven [Member]
Debt Instrument, Convertible, Conversion Price													$ 0.0168
Debt Conversion, Converted Instrument, Shares Issued													4,901,786
Debt Conversion, Original Debt, Amount													$ 82,350
Issue Sixty Eight [Member]
Debt Instrument, Convertible, Conversion Price																																																																																															$ 0.009955
Debt Conversion, Converted Instrument, Shares Issued																																																																																															1,047,013
Debt Conversion, Original Debt, Amount																																																																																															$ 10,423
Issue Sixty Nine [Member]
Debt Instrument, Convertible, Conversion Price																																																																																														$ 0.009955
Debt Conversion, Converted Instrument, Shares Issued																																																																																														513,158
Debt Conversion, Original Debt, Amount																																																																																														$ 5,108
Issue Seventy [Member]
Debt Instrument, Convertible, Conversion Price																																																																																													$ 0.01488
Debt Conversion, Converted Instrument, Shares Issued																																																																																													1,680,108
Debt Conversion, Original Debt, Amount																																																																																													$ 25,000
Issue Seventy One [Member]
Debt Instrument, Convertible, Conversion Price																																																																																													$ 0.009955
Debt Conversion, Converted Instrument, Shares Issued																																																																																													1,256,944
Debt Conversion, Original Debt, Amount																																																																																													$ 12,513
Issue Seventy Two [Member]
Debt Instrument, Convertible, Conversion Price																																																																																												$ 0.01492
Debt Conversion, Converted Instrument, Shares Issued																																																																																												1,675,604
Debt Conversion, Original Debt, Amount																																																																																												$ 25,000
Issue Seventy Three [Member]
Debt Instrument, Convertible, Conversion Price																																																																																												$ 0.009955
Debt Conversion, Converted Instrument, Shares Issued																																																																																												1,362,834
Debt Conversion, Original Debt, Amount																																																																																												$ 13,567
Issue Seventy Four [Member]
Debt Instrument, Convertible, Conversion Price																																																																																												$ 0.0150
Debt Conversion, Converted Instrument, Shares Issued																																																																																												4,343,934
Debt Conversion, Original Debt, Amount																																																																																												$ 65,159
Issue Seventy Five [Member]
Debt Instrument, Convertible, Conversion Price																																																																																											$ 0.009955
Debt Conversion, Converted Instrument, Shares Issued																																																																																											1,573,161
Debt Conversion, Original Debt, Amount																																																																																											$ 15,661
Issue Seventy Six [Member]
Debt Instrument, Convertible, Conversion Price																																																																																										$ 0.015080
Debt Conversion, Converted Instrument, Shares Issued																																																																																										1,657,825
Debt Conversion, Original Debt, Amount																																																																																										$ 25,000
Issue Seventy Seven [Member]
Debt Instrument, Convertible, Conversion Price												$ 0.009955
Debt Conversion, Converted Instrument, Shares Issued												1,679,800
Debt Conversion, Original Debt, Amount												$ 16,722
Issue Seventy Eighty [Member]
Debt Instrument, Convertible, Conversion Price											$ 0.0148
Debt Conversion, Converted Instrument, Shares Issued											1,351,352
Debt Conversion, Original Debt, Amount											$ 20,000
Issue Seventy Nine [Member]
Debt Instrument, Convertible, Conversion Price											$ 0.009405
Debt Conversion, Converted Instrument, Shares Issued											1,111,737
Debt Conversion, Original Debt, Amount											$ 10,456
Issue Eighty [Member]
Debt Instrument, Convertible, Conversion Price										$ 0.0142
Debt Conversion, Converted Instrument, Shares Issued										1,760,564
Debt Conversion, Original Debt, Amount										$ 25,000
Issue Eighty One [Member]
Debt Instrument, Convertible, Conversion Price										$ 0.009405
Debt Conversion, Converted Instrument, Shares Issued										2,779,927
Debt Conversion, Original Debt, Amount										$ 26,145
Issue Eighty Two [Member]
Debt Instrument, Convertible, Conversion Price									$ 0.009405
Debt Conversion, Converted Instrument, Shares Issued									1,669,354
Debt Conversion, Original Debt, Amount									$ 15,700
Issue Eighty Three [Member]
Debt Instrument, Convertible, Conversion Price								$ 0.0100
Debt Conversion, Converted Instrument, Shares Issued								19,814,000
Debt Conversion, Original Debt, Amount								$ 198,140
Issue Eighty Four [Member]
Debt Instrument, Convertible, Conversion Price								$ 0.0138
Debt Conversion, Converted Instrument, Shares Issued								1,811,595
Debt Conversion, Original Debt, Amount								$ 25,000
Issue Eighty Five [Member]
Debt Instrument, Convertible, Conversion Price							$ 0.00864
Debt Conversion, Converted Instrument, Shares Issued							1,394,548
Debt Conversion, Original Debt, Amount							$ 12,042
Issue Eighty Six [Member]
Debt Instrument, Convertible, Conversion Price						$ 0.01268
Debt Conversion, Converted Instrument, Shares Issued						3,154,575
Debt Conversion, Original Debt, Amount						$ 40,000
Issue Eighty Seven [Member]
Debt Instrument, Convertible, Conversion Price																																																																																								$ 0.00864
Debt Conversion, Converted Instrument, Shares Issued																																																																																								1,221,172
Debt Conversion, Original Debt, Amount																																																																																								$ 10,276
Issue Eighty Eight [Member]
Debt Instrument, Convertible, Conversion Price																																																																																							$ 0.00787
Debt Conversion, Converted Instrument, Shares Issued																																																																																							1,306,848
Debt Conversion, Original Debt, Amount																																																																																							$ 10,278
Issue Eighty Nine [Member]
Debt Instrument, Convertible, Conversion Price																																																																																					$ 0.00787
Debt Conversion, Converted Instrument, Shares Issued																																																																																					2,616,482
Debt Conversion, Original Debt, Amount																																																																																					$ 20,579
Issue Ninety [Member]
Debt Instrument, Convertible, Conversion Price																																																																																				$ 0.01184
Debt Conversion, Converted Instrument, Shares Issued																																																																																				2,533,784
Debt Conversion, Original Debt, Amount																																																																																				$ 30,000
Issue Ninety One [Member]
Debt Instrument, Convertible, Conversion Price																																																																																			$ 0.0100
Debt Conversion, Converted Instrument, Shares Issued																																																																																			11,597,463
Debt Conversion, Original Debt, Amount																																																																																			$ 115,975
Issue Ninety Two [Member]
Debt Instrument, Convertible, Conversion Price																																																																																			$ 0.0100
Debt Conversion, Converted Instrument, Shares Issued																																																																																			3,000,000
Debt Conversion, Original Debt, Amount																																																																																			$ 30,000
Issue Ninety Three [Member]
Debt Instrument, Convertible, Conversion Price																																																																																		$ 0.0096
Debt Conversion, Converted Instrument, Shares Issued																																																																																		3,275,110
Debt Conversion, Original Debt, Amount																																																																																		$ 30,000
Issue Ninety Four [Member]
Debt Instrument, Convertible, Conversion Price					$ 0.00567
Debt Conversion, Converted Instrument, Shares Issued					4,549,444
Debt Conversion, Original Debt, Amount					$ 25,773
Issue Ninety Five [Member]
Debt Instrument, Convertible, Conversion Price				$ 0.00832
Debt Conversion, Converted Instrument, Shares Issued				6,009,616
Debt Conversion, Original Debt, Amount				$ 50,000
Issue Ninety Six [Member]
Debt Instrument, Convertible, Conversion Price			$ 0.00868
Debt Conversion, Converted Instrument, Shares Issued			16,474,655
Debt Conversion, Original Debt, Amount			$ 143,000
Issue Ninety Seven [Member]
Debt Instrument, Convertible, Conversion Price		$ 0.00201
Debt Conversion, Converted Instrument, Shares Issued		4,107,483
Debt Conversion, Original Debt, Amount		$ 8,274
Issue Ninety Eight [Member]
Debt Instrument, Convertible, Conversion Price	$ 0.00572
Debt Conversion, Converted Instrument, Shares Issued	22,123,958
Debt Conversion, Original Debt, Amount	$ 126,549
Issue Ninety Nine [Member]
Debt Instrument, Convertible, Conversion Price																																																																																	$ 0.00660
Debt Conversion, Converted Instrument, Shares Issued																																																																																	10,187,380
Debt Conversion, Original Debt, Amount																																																																																	$ 67,237
Issue Hundred [Member]
Debt Instrument, Convertible, Conversion Price																																																																																$ 0.01920
Debt Conversion, Converted Instrument, Shares Issued																																																																																3,277,403
Debt Conversion, Original Debt, Amount																																																																																$ 62,926
Issue Hundred One [Member]
Debt Instrument, Convertible, Conversion Price																																																																															$ 0.01705
Debt Conversion, Converted Instrument, Shares Issued																																																																															3,189,150
Debt Conversion, Original Debt, Amount																																																																															$ 54,375
Issue Hundred Two [Member]
Debt Instrument, Convertible, Conversion Price																																																																														$ 0.01705
Debt Conversion, Converted Instrument, Shares Issued																																																																														4,398,827
Debt Conversion, Original Debt, Amount																																																																														$ 75,000
Issue Hundred Three [Member]
Debt Instrument, Convertible, Conversion Price																																																																													$ 0.01705
Debt Conversion, Converted Instrument, Shares Issued																																																																													4,105,572
Debt Conversion, Original Debt, Amount																																																																													$ 70,000
Issue Hundred Four [Member]
Debt Instrument, Convertible, Conversion Price																																																																												$ 0.01705
Debt Conversion, Converted Instrument, Shares Issued																																																																												4,398,827
Debt Conversion, Original Debt, Amount																																																																												$ 75,000
Issue Hundred Five [Member]
Debt Instrument, Convertible, Conversion Price																																																																											$ 0.01938
Debt Conversion, Converted Instrument, Shares Issued																																																																											3,870,968
Debt Conversion, Original Debt, Amount																																																																											$ 75,000
Issue Hundred Six [Member]
Debt Instrument, Convertible, Conversion Price																																																																										$ 0.01945
Debt Conversion, Converted Instrument, Shares Issued																																																																										3,855,546
Debt Conversion, Original Debt, Amount																																																																										$ 75,000
Issue Hundred Seven [Member]
Debt Instrument, Convertible, Conversion Price																																																																									$ 0.01945
Debt Conversion, Converted Instrument, Shares Issued																																																																									3,855,546
Debt Conversion, Original Debt, Amount																																																																									$ 75,000
Issue Hundred Eight [Member]
Debt Instrument, Convertible, Conversion Price																																																																								$ 0.01419
Debt Conversion, Converted Instrument, Shares Issued																																																																								2,059,042
Debt Conversion, Original Debt, Amount																																																																								$ 29,218
Issue Hundred Nine [Member]
Debt Instrument, Convertible, Conversion Price																																																																							$ 0.01984
Debt Conversion, Converted Instrument, Shares Issued																																																																							3,780,242
Debt Conversion, Original Debt, Amount																																																																							$ 75,000
Issue Hundred Ten [Member]
Debt Instrument, Convertible, Conversion Price																																																																							$ 0.01419
Debt Conversion, Converted Instrument, Shares Issued																																																																							1,101,335
Debt Conversion, Original Debt, Amount																																																																							$ 15,628
Issue Hundred Eleven [Member]
Debt Instrument, Convertible, Conversion Price																																																																						$ 0.01984
Debt Conversion, Converted Instrument, Shares Issued																																																																						7,560,484
Debt Conversion, Original Debt, Amount																																																																						$ 150,000
Issue Hundred Twelve [Member]
Debt Instrument, Convertible, Conversion Price																																																																						$ 0.01419
Debt Conversion, Converted Instrument, Shares Issued																																																																						3,425,642
Debt Conversion, Original Debt, Amount																																																																						$ 48,610
Issue Hundred Thirteen [Member]
Debt Instrument, Convertible, Conversion Price																																																																					$ 0.01984
Debt Conversion, Converted Instrument, Shares Issued																																																																					7,560,484
Debt Conversion, Original Debt, Amount																																																																					$ 150,000
Issue Hundred Fourteen [Member]
Debt Instrument, Convertible, Conversion Price																																																																				$ 0.01984
Debt Conversion, Converted Instrument, Shares Issued																																																																				32,000,000
Debt Conversion, Original Debt, Amount																																																																				$ 634,880
Issue Hundred Fifteen [Member]
Debt Instrument, Convertible, Conversion Price																																																																				$ 0.01463
Debt Conversion, Converted Instrument, Shares Issued																																																																				10,695,606
Debt Conversion, Original Debt, Amount																																																																				$ 156,477
Issue Hundred Sixteen [Member]
Debt Instrument, Convertible, Conversion Price																																																																				$ 0.01463
Debt Conversion, Converted Instrument, Shares Issued																																																																				1,836,534
Debt Conversion, Original Debt, Amount																																																																				$ 26,868
Issue Hundred Seventeen [Member]
Debt Instrument, Convertible, Conversion Price																																																																			$ 0.02093
Debt Conversion, Converted Instrument, Shares Issued																																																																			15,531,661
Debt Conversion, Original Debt, Amount																																																																			$ 325,000
Issue Hundred Eighteen [Member]
Debt Instrument, Convertible, Conversion Price																																																																		$ 0.01227
Debt Conversion, Converted Instrument, Shares Issued																																																																		436,792
Debt Conversion, Original Debt, Amount																																																																		$ 5,357
Loans from Directors [Member]
Debt Conversion, Converted Instrument, Amount																																																								$ 24,000
Debt Conversion, Converted Instrument, Shares Issued																																																								33,259,350
Loans from Directors [Member] | Director [Member]
Debt Instrument, Convertible, Conversion Price																																																								$ 0.0025
Debt Conversion, Converted Instrument, Amount																																																								$ 41,000
Loans from Directors [Member] | Debt Settlement Agreements [Member]
Debt Conversion, Converted Instrument, Amount																																																								$ 83,148
Debt Conversion, Converted Instrument, Shares Issued																																																								33,259,350
Convertible Debt [Member]
Debt Instrument, Convertible, Conversion Price																																																										$ 0.0011	$ 0.0011																																																															$ 0.0709			$ 0.03
Debt Instrument, Periodic Payment																																																																																																																										$ 154,798
Series A Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues																																																																																																																												8,161,000
Preferred stock, authorized shares																																																											500,000																																																																		10,000,000	10,000,000
Preferred stock, par value																																																											$ 0.01																																																																		$ 0.01	$ 0.01
Stock Issued During Period, Shares, Issued for Services																																																																																																																													0	500,000
Stock Issued During Period, Value, Issued for Services																																																																																																																													$ 0	$ 5,000
Stock Issued During Period, Value, New Issues																																																																																																																												$ 1,067
Series B Preferred Stock [Member]
Preferred stock, authorized shares																																																																																																																													5	5
Preferred stock, par value																																														$ 0.01																																																																															$ 0.01	$ 0.01
Stock Issued During Period, Shares, Issued for Services																																																																																																																													0	1
Stock Issued During Period, Value, Issued for Services																																														$ 0.12																																																																															$ 0	$ 0